Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
The following table lists the derivative financial instruments held by us as of June 30, 2013 (in thousands):

Notional Amount	Index	Rate	Fair Value	Instrument	Maturity
$200,000	LIBOR	1.23%	$(1,628)	Swap	3/29/2017
100,000	LIBOR	0.86	(437)	Swap	6/15/2016
50,000	LIBOR	1.39	1,117	Swap	7/17/2019
105,000	LIBOR	1.24	3,301	Swap	7/17/2019
The following table lists the derivative financial instruments held by us as of December 31, 2012 (in thousands):

Notional Amount		Index	Rate	Fair Value	Instrument	Maturity
$17,304	(a)	LIBOR	3.79%	$(459)	Swap	9/28/2013
75,000	(a)	LIBOR	1.07	(659)	Swap	12/31/2013
200,000		LIBOR	1.23	(5,180)	Swap	3/29/2017
100,000		LIBOR	0.86	(1,310)	Swap	6/15/2016
50,000		LIBOR	1.39	(909)	Swap	7/17/2019
105,000		LIBOR	1.24	(853)	Swap	7/17/2019

(a) The interest rate swaps were terminated in March 2013.
As of June 30, 2013 and December 31, 2012, the fair value of our derivative financial instruments was as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	June 30, 2013		December 31, 2012		June 30, 2013		December 31, 2012
Derivatives Not Designated as Hedging Instruments:	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Receivables and other assets	$4,418	n/a	n/a	Derivative financial instruments	$2,065	Derivative financial instruments	$9,370
There were no derivatives offset in our balance sheet as of June 30, 2013 and December 31, 2012. As of June 30, 2013 and December 31, 2012, we had derivatives subject to enforceable master netting arrangements which allow for net cash settlement with respective counterparties (in thousands):

	June 30, 2013			December 31, 2012
	Gross Amounts	Amounts Subject to Enforceable Master Netting Arrangements	Net Amounts	Gross Amounts	Amounts Subject to Enforceable Master Netting Arrangements	Net Amounts
Asset derivatives	$4,418	$(1,628)	$2,790	$—	$—	$—
Liability derivatives	2,065	(1,628)	437	9,370	—	9,370
For the six months ended June 30, 2013 and 2012, the derivative financial instruments had the following effect on our condensed consolidated statements of operations (in thousands):

Derivatives Not Designated as Hedging Instruments:	Location of (Loss) Gain Recognized	Six Months Ended June 30,
		2013	2012
Interest rate swaps	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	$10,528	$(5,206)
Interest rate cap	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	—	(89)

We have agreements with each of our interest rate swap derivative counterparties that contain a provision whereby if we default on certain of our unsecured indebtedness, then our counterparties could declare us in default on our interest rate swap derivative obligations resulting in an acceleration of the indebtedness. In addition, we are exposed to credit risk in the event of non-performance by our derivative counterparties. We believe we mitigate the credit risk by entering into agreements with credit-worthy counterparties. We record counterparty credit risk valuation adjustments on interest rate swap derivative assets in order to properly reflect the credit quality of the counterparty. In addition, our fair value of interest rate swap derivative liabilities is adjusted to reflect the impact of our credit quality. As of June 30, 2013, there have been no termination events or events of default related to the interest rate swaps, except for the voluntary termination discussed above.

Derivative Financial Instruments
ASC 815 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. We utilize derivatives, such as fixed interest rate swaps and caps, to add stability to interest expense and to manage our exposure to interest rate movements. Consistent with ASC 815, we record derivative financial instruments on our accompanying consolidated balance sheets as either an asset or a liability measured at fair value. ASC 815 permits special hedge accounting if certain requirements are met. Hedge accounting allows for gains and losses on derivatives designated as hedges to be offset by the change in value of the hedged item(s) or to be deferred in other comprehensive income.
As of December 31, 2012 and 2011, none of our derivatives were designated as fair value hedges or cash flow hedges. Derivatives not designated as hedges are not speculative and are used to manage our exposure to interest rate movements, but do not meet the hedge accounting requirements of ASC 815.
The following table lists the derivative financial instruments held by us as of December 31, 2012 (in thousands):

Notional Amount	Index	Rate	Fair Value	Instrument	Maturity
$17,304	LIBOR	3.79%	$(459)	Swap	9/28/2013
75,000	LIBOR	1.07	(659)	Swap	12/31/2013
200,000	LIBOR	1.23	(5,180)	Swap	3/29/2017
100,000	LIBOR	0.86	(1,310)	Swap	6/15/2016
50,000	LIBOR	1.39	(909)	Swap	7/17/2019
105,000	LIBOR	1.24	(853)	Swap	7/17/2019
The following table lists the derivative financial instruments held by us as of December 31, 2011 (in thousands):

Notional Amount		Index	Rate	Fair Value	Instrument	Maturity
$16,578		LIBOR	3.79%	$(946)	Swap	9/28/2013
75,000		LIBOR	1.07	(846)	Swap	12/31/2013
9,330	(a)	LIBOR	2.00	89	Cap	12/31/2014

As of December 31, 2012 and 2011, the fair value of our derivative financial instruments was as follows (in thousands):

	Asset Derivatives				Liability Derivatives
	December 31, 2012		December 31, 2011		December 31, 2012		December 31, 2011
Derivatives Not Designated as Hedging Instruments:	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	n/a	n/a	n/a	n/a	Derivative financial instruments	$9,370	Derivative financial instruments	$1,792
Interest rate cap (a)	Receivables and other assets	$—	Receivables and other assets	$89	n/a	n/a	n/a	n/a
(a) The associated mortgage loans were paid off in April and May 2012.
For the years ended December 31, 2012, 2011 and 2010, the derivative financial instruments had the following effect on our consolidated statements of operations (in thousands):

Derivatives Not Designated as Hedging Instruments:	Location of (Loss) Gain Recognized	Year Ended December 31,
		2012	2011	2010
Interest rate swaps	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	$(7,578)	$(562)	$6,461
Interest rate cap	Interest related to derivative financial instruments and net change in fair value of derivative financial instruments	(89)	(294)	(507)

We have agreements with each of our interest rate swap derivative counterparties that contain a provision whereby if we default on certain of our unsecured indebtedness, then our counterparties could declare us in default on our interest rate swap derivative obligations resulting in an acceleration of the indebtedness. In addition, we are exposed to credit risk in the event of non-performance by our derivative counterparties. We believe we mitigate the credit risk by entering into agreements with credit-worthy counterparties. We record counterparty credit risk valuation adjustments on interest rate swap derivative assets in order to properly reflect the credit quality of the counterparty. In addition, our fair value of interest rate swap derivative liabilities is adjusted to reflect the impact of our credit quality. As of December 31, 2012, there have been no termination events or events of default related to the interest rate swaps.